091-23740fn

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC Mail Processing Section
NOV 17 2017
Washington DC

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Investors Exchange LLC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See Attachment A
3. Class of New Derivative Securities Product:
   See Attachment A
4. Name of Underlying Instrument:
   See Attachment A
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See Attachment A
6. Ticker Symbol(s) of New Derivative Securities Product:
   See Attachment A
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   See Attachment A
8. Settlement Methodology of New Derivative Securities Product:
   Regular way trades settle on T+3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
   Not applicable

RECEIVED
2017 DEC -6 PM 4:02
SEC / TM

17019572

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Claudia Crowley

Title:
Chief Regulatory Officer

Telephone Number:
646-343-2041

Manual Signature of Official Responsible for Form:
Claudia Crowley (fm)

Date:
November 16, 2017

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 17 2017

COPY

Instructions for Completing Form 19b-4(e)

I. Terms. Unless the context clearly indicates otherwise, terms used in this Form have the meaning ascribed to them in the Securities Exchange Act of 1934, as amended, and Rule 19b-4 thereunder.

II. Who Must File; When to File. Rule 19b-4(e) requires every self-regulatory organization (SRO) seeking to rely on Rule 19b-4(e) to file Form 19b-4(e) with the Securities and Exchange Commission (Commission or SEC) at least 5 business days after commencement of trading a new derivative securities product that is not deemed to be a proposed rule change. Each time an SRO files Form 19b-4(e), the execution page must be completed.

III. Number of Copies; How and Where to File. File the original and nine copies of each Form 19b-4(e) with the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549. The SRO must keep an exact copy of the filing for its records. All copies must be legible. The filing date of any Form 19b-4(e) is the date of its actual receipt by the SEC, provided that the filing complies with applicable requirements.

IV. Format of Filing. An SRO may use the printed Form 19b-4(e) or a reproduction of it.

V. Paperwork Reduction Act Disclosure. Form 19b-4(e) requires an SRO filing the Form to provide the Commission with certain information concerning the nature of the new derivative securities product it intends to list and/or trade.

An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Sections 3(a)(26), 3(a)(27), 3(a)(28), 3(b), 19(b), 23(a) and 36(a) of the Securities Exchange Act of 1934 authorize the Commission to collect information on Form 19b-4(e) from SROs. See 15 U.S.C. §§78c(a)(26), 78c(a)(27), 78c(a)(28), 78c(b), 78s(b), 78w(a), 78mm(a).

Any member of the public may direct to the Commission any comments concerning the accuracy of the burden estimate on the facing page of Form 19b-4(e) and any suggestions for reducing this burden.

The principal purpose of Form 19b-4(e) is to enable the Commission to maintain an accurate record of the listing and trading of all new derivative securities products on the SROs not deemed to be proposed rule changes pursuant to Rule 19b-4(e).

It is estimated SROs will spend approximately 2 hours completing each Form 19b-4(e).

It is mandatory that an SRO file Form 19b-4(e) with the Commission at least 5 business days after commencement of trading a new derivative securities product that is not deemed to be a proposed rule change.

No assurance of confidentiality is given by the Commission with respect to the responses made in the Form. The public has access to the information contained in the Form.

This collection of information has been reviewed by the Office of Management and Budget (OMB) in accordance with the clearance requirements of 44 U.S.C. 3507. The applicable Privacy Act system of records is SEC-2 and the routine uses of the records are set forth at 40 FR 39255 (August 27, 1975) and 41 FR 5318 (February 5, 1976).

Attachment A to Form 19b-4(e)

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
BAR	Fund	Managed Fund Shares	N/A	Global	Narrow
FLMI	Fund	Managed Fund Shares	N/A	Domestic	Broad
FLMB	Fund	Managed Fund Shares	N/A	Domestic	Broad
IBDS	Fund	Index Fund Shares	Barclays December 2027 Maturity Corporate Index	Global	Broad
USMC	Fund	Index Fund Shares	Nasdaw U.S. Mega Cap Select Leaders Index	Domestic	Broad
DIAL	Fund	Index Fund Shares	Beta Advantage Multi-Sector Bond Index	Global	Broad
KGRN	Fund	Index Fund Shares	MSCI China Environment IMI 10/40 Index Test	Global	Broad
SECT	Fund	Managed Fund Shares	N/A	Global	Broad
GSEW	Fund	Index Fund Shares	Solactive US Large Cap Equal Weight Index	Domestic	Broad
MFEM	Fund	Index Fund Shares	RAFI Dynamic Multi-Factor Emerging Markets Index	Global	Broad

Attachment A to Form 19b-4(e)

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
MFDX	Fund	Index Fund Shares	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index	Global	Broad
MFUS	Fund	Index Fund Shares	RAFI Dynamic Multi-Factor U.S. Index	Domestic	Broad
HTRB	Fund	Managed Fund Shares	N/A	Global	Broad
CEY	Fund	Index Fund Shares	CEMP Emerging Market High Dividend 100 Volatility Weighted Index	Global	Broad
LOGO	Fund	Index Fund Shares	Accuvest Iconic U.S. Brands Index	Domestic	Broad
DALT	Fund	Managed Fund Shares	N/A	Global	Broad
KEMQ	Fund	Index Fund Shares	Solactive Emergin Market Consumer Technology Index	Global	Broad
MAGA	Fund	Index Fund Shares	Point Bridge GOP Stock Tracker Index	Domestic	Broad
USHY	Fund	Index Fund Shares	Bank of America Merrill Lynch U.S. High Yield Constrained Index	Domestic	Broad

Attachment A to Form 19b-4(e)

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
GUDB	Fund	Index Fund Shares	Sage ESG Intermediate Credit Index	Global	Broad
MMIN	Fund	Managed Fund Shares	N/A	Domestic	Broad
MMIT	Fund	Managed Fund Shares	N/A	Domestic	Broad
PBND	Fund	Index Fund Shares	Bank of America Merrill Lynch US Broad Market Index	Domestic	Broad
PVAL	Fund	Index Fund Shares	Nasdaq U.S. Contrarian Value Index	Domestic	Broad
PMOM	Fund	Index Fund Shares	Nasdaq U.S. Sustainable Momentum index	Domestic	Broad
GHYB	Fund	Index Fund Shares	Citi Goldman Sachs High Yield Corporate Bond Index	Global	Broad
BERN	Fund	Index Fund Shares	Bernstein U.S. Research Index	Domestic	Broad
BERGL	Fund	Index Fund Shares	Bernstein Global Research Index	Global	Broad

Attachment A to Form 19b-4(e)

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
DWPP	Fund	Index Fund Shares	Nasdaq Dorsey Wright People's Portfolio Index	Domestic	Broad
VGFO	Fund	Managed Fund Shares	N/A	Global	Broad
OBOR	Fund	Index Fund Shares	MSCI Global China Infrastructure Exposure Index	Global	Broad
SCHK	Fund	Index Fund Shares	Schwab 1000 Index	Domestic	Broad
USTB	Fund	Managed Fund Shares	N/A	Global	Broad
UITB	Fund	Managed Fund Shares	N/A	Global	Broad
AIEQ	Fund	Managed Fund Shares	N/A	Domestic	Broad
FTVA	Fund	Index Fund Shares	Aptus Fortified Value Index	Domestic	Broad
BSCR	Fund	Index Fund Shares	Nasdaq BulletShares USD Corporate Bond 2027 Index	Domestic	Broad

Attachment A to Form 19b-4(e)

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
BSJP	Fund	Index Fund Shares	Nasdaq BulletShares USD High Yield Corporate Bond 2025 Index	Domestic	Broad
FFIU	Fund	Managed Fund Shares	N/A	Global	Broad
FMDG	Fund	Managed Fund Shares	N/A	Domestic	Broad
NUBD	Fund	Index Fund Shares	Bloomberg Barclays MSCI US Aggregate ESG Select Index	Global	Broad
LFEQ	Fund	Index Fund Shares	Ned Davis Research CMG US Large Cap Long/Flat Allocation ETF	Domestic	Broad
CHGX	Fund	Index Fund Shares	Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index	Domestic	Broad
FFTG	Fund	Managed Fund Shares	N/A	Global	Broad
FFSG	Fund	Managed Fund Shares	N/A	Global	Broad
ULVM	Fund	Index Fund Shares	MSCI USA Select Value Momentum Blend Index	Domestic	Broad
USVM	Fund	Index Fund Shares	MSCI USA Small Cap Select Value Momentum Blend Index	Domestic	Broad
UIVM	Fund	Index Fund Shares	MSCI World ex USA Select Value Momentum Blend Index	Global	Broad
UEVM	Fund	Index Fund Shares	MSCI Emerging Markets Select Value Momentum Blend Index	Global	Broad

Attachment A to Form 19b-4(e)

(6) Ticker Symbol	**(2) Type of Issuer of NDSP**	**(3) Class of NDSP**	**(4) Name of Underlying Instrument**	**(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades**	**(5) Broad or Narrow**
RBUS	Fund	Index Fund Shares	R Risk-Based US Index	Domestic	Broad
RBIN	Fund	Index Fund Shares	R Risk-Based International Index	Global	Broad
MXDU	Fund	Index Fund Shares	TOBAM Maximum Diversification USA Index	Global	Broad
PBUS	Fund	Index Fund Shares	MSCI USA Index	Domestic	Broad
PBSM	Fund	Index Fund Shares	MSCI USA Small Cap Index	Domestic	Broad
PBDM	Fund	Index Fund Shares	FTSE Developed ex North America Index	Global	Broad
PBEE	Fund	Index Fund Shares	FTSE Emerging Index	Global	Broad
PBTP	Fund	Index Fund Shares	The Bank of America Merrill Lynch 0-5 Year US Inflation-Linked Treasury Index	Domestic	Broad
GOP	Fund	Managed Fund Shares	N/A	Global	Broad
DEMS	Fund	Managed Fund Shares	N/A	Global	Broad
TAXR	Fund	Managed Fund Shares	N/A	Global	Broad